Shareholder Fees - MATTHEW 25 FUND - MATTHEW 25 FUND	May 01, 2025 USD ($)
Prospectus [Line Items]
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if shares are held for 365 days or less)	2.00%
Redemption Fee (Check Fee)	none
Redemption Fee (Wire Transfer Fee)	20.00
IRA Custodian Fees (for accounts under $10,000)	$ 8.00